Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful account
Balance at beginning of the year	$ 447	$ 599	$ 223
Provision for the year	214	18	378
Charge off during the year	(88)	(171)
Exchange difference	1	1	(2)
Balance at end of the year	$ 574	$ 447	$ 599